Interest-Bearing Borrowings (Details) - Schedule of Binomial Option Pricing Model to Determine the Fair Value of the Option for Additional Subscription	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Binomial Option Pricing Model To Determine The Fair Value Of The Option For Additional Subscription Abstract
Risk-free rate	4.20%		4.76%
Volatility	63.00%		63.00%
Dividend yield